Restructuring (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Interim Period, Costs Not Allocable [Line Items]
Reduction in workforce			70.00%	30.00%
Restructuring Cost	$ 0		$ 500	$ 600
Cash payments		$ 500
Restructuring liability	$ 0		0	0
Research And Development [Member]
Interim Period, Costs Not Allocable [Line Items]
Restructuring Cost			400	500
General And Administrative [Member]
Interim Period, Costs Not Allocable [Line Items]
Restructuring Cost			$ 100	$ 100